Share-based Compensation (Details 3) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended														12 Months Ended
	Dec. 31, 2012 Stock Options USD ($)	Dec. 31, 2012 Stock Options CNY	Dec. 31, 2011 Stock Options USD ($)	Dec. 31, 2011 Stock Options CNY	Dec. 31, 2010 Stock Options USD ($)	Dec. 31, 2010 Stock Options CNY	Dec. 31, 2012 Stock Options Employees	Dec. 31, 2011 Stock Options Employees	Dec. 31, 2010 Stock Options Employees	Dec. 31, 2011 Stock Options Senior Management	Dec. 31, 2010 Stock Options Senior Management	Dec. 31, 2012 Stock Options Director and Consultants	Dec. 31, 2011 Stock Options Director and Consultants	Dec. 31, 2009 Stock Options Director and Consultants	Dec. 31, 2012 RSUs USD ($)	Dec. 31, 2012 RSUs CNY	Dec. 31, 2011 RSUs USD ($)	Dec. 31, 2011 RSUs CNY	Dec. 31, 2010 RSUs	Dec. 31, 2012 RSUs Employees	Dec. 31, 2011 RSUs Employees	Dec. 31, 2010 RSUs Employees	Dec. 31, 2012 RSUs Senior Management	Dec. 31, 2011 RSUs Senior Management	Dec. 31, 2012 RSUs Director and Consultants	Dec. 31, 2011 RSUs Director and Consultants	Dec. 31, 2010 RSUs Director and Consultants	Dec. 31, 2012 2000 Stock Incentive Plan USD ($)	Dec. 31, 2012 2000 Stock Incentive Plan CNY	Dec. 31, 2012 2009 RSU Plan USD ($)	Dec. 31, 2012 2009 RSU Plan CNY
Share-based Compensation
Total unrecognized compensation cost related to unvested awards																												$ 0.1	0.6	$ 57.1	355.9
Weighted average remaining vesting period over which unrecognized compensation cost is recognized																												10 months 17 days	10 months 17 days	2 years 10 months 24 days	2 years 10 months 24 days
Number of ordinary shares issuable upon exercise of stock options:
Outstanding at the beginning of the period (in shares)	5,454	5,454	21,056	21,056	44,816	44,816	4,517	17,369	38,609	1,875	4,395	937	1,812	1,812
Exercised (in shares)	(4,929)	(4,929)	(15,539)	(15,539)	(20,466)	(20,466)	(3,992)	(13,664)	(17,946)	(1,875)	(2,520)	(937)
Expired/forfeited (in shares)			(63)	(63)	(3,294)	(3,294)		(63)	(3,294)
Reclassification due to position change (in shares)								875					(875)
Outstanding at the end of the period (in shares)	525	525	5,454	5,454	21,056	21,056	525	4,517	17,369		1,875		937	1,812
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 0.877		$ 0.767		$ 0.706
Exercised (in dollars per share)	$ 0.794		$ 0.728		$ 0.641
Expired/forfeited (in dollars per share)			$ 0.728		$ 0.728
Outstanding at the end of the period (in dollars per share)	$ 1.659		$ 0.877		$ 0.767
Number of ordinary shares issuable upon vesting of restricted share units:
Outstanding at the beginning of the period (in shares)															14,652	14,652	9,100	9,100		12,372	8,380		1,700		580	720
Granted (in shares)															18,716	18,716	17,802	17,802	9,858	18,451	12,854	9,138		4,368	265	580	720
Vested (in shares)															(8,680)	(8,680)	(6,034)	(6,034)		(8,390)	(5,024)			(290)	(290)	(720)
Forfeited (in shares)															(3,963)	(3,963)	(6,216)	(6,216)	(758)	(1,973)	(3,838)	(758)	(1,700)	(2,378)	(290)
Outstanding at end of the period (in shares)															20,725	20,725	14,652	14,652	9,100	20,460	12,372	8,380		1,700	265	580	720
Total intrinsic value of options exercised and the total fair value of restricted share units vested
Total intrinsic value exercised	6.3	39.1	17.2	111.2	18.2	120.2
Total fair value vested															$ 18.6	115.8	$ 11.0	71.2